PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
Invesco Comstock Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.4%
Communication Services : 7.9%
26,231
Alphabet, Inc. - Class A
$ 7,542,986
3.6
11,276
(1)
Charter
Communications, Inc.
- Class A
2,434,263
1.1
49,981  Comcast Corp. - Class
A
1,434,955
0.7
4,286  Meta Platforms, Inc.
- Class A
2,452,149
1.2
38,254  Universal Music Group
NV
742,545
0.3
22,143
Walt Disney Co.
2,134,142
1.0
16,741,040
7.9
Consumer Discretionary : 5.6%
6,653
Domino's Pizza, Inc.
2,387,030
1.2
29,982
eBay, Inc.
2,728,962
1.3
44,733
NIKE, Inc. - Class B
2,362,797
1.1
31,531  Restaurant Brands
International, Inc.
2,333,262
1.1
21,858
Starbucks Corp.
1,958,258
0.9
11,770,309
5.6
Consumer Staples : 8.1%
30,936  Anheuser-Busch InBev
SA
2,140,352
1.0
21,889
Clorox Co.
2,268,357
1.1
31,862
Coca-Cola Co.
2,423,105
1.1
12,708
Kimberly-Clark Corp.
1,225,941
0.6
21,848  Philip Morris
International, Inc.
3,612,348
1.7
43,972  Reckitt Benckiser
Group PLC
2,956,674
1.4
35,683
Sysco Corp.
2,545,268
1.2
17,172,045
8.1
Energy : 9.6%
25,291
Chevron Corp.
5,232,708
2.5
27,659
ConocoPhillips
3,650,988
1.7
46,734
Devon Energy Corp.
2,351,655
1.1
20,103
EQT Corp.
1,279,355
0.6
8,881
Exxon Mobil Corp.
1,506,751
0.7
10,028  Occidental Petroleum
Corp.
651,820
0.3
57,721
Suncor Energy, Inc.
3,815,935
1.8
60,799
Tenaris SA
1,777,304
0.9
20,266,516
9.6
Financials : 19.4%
7,271
Allstate Corp.
1,507,569
0.7
33,655  American International
Group, Inc.
2,532,539
1.2
144,244
Bank of America Corp.
7,031,895
3.3
6,512  Capital One Financial
Corp.
1,187,984
0.6
32,766
Citigroup, Inc.
3,715,992
1.8
57,459  Citizens Financial
Group, Inc.
3,445,816
1.6
67,445
Fifth Third Bancorp
3,133,495
1.5
1,462  Goldman Sachs
Group, Inc.
1,236,837
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
218,298  Huntington
Bancshares, Inc.
$ 3,416,364
1.6
12,788
M&T Bank Corp.
2,643,535
1.2
24,820
MetLife, Inc.
1,755,270
0.8
36,107
State Street Corp.
4,569,702
2.2
61,337
Wells Fargo & Co.
4,883,039
2.3
41,060,037
19.4
Health Care : 17.2%
11,267
AstraZeneca PLC
2,203,135
1.0
10,301  Becton Dickinson and
Co.
1,619,626
0.8
69,832
CVS Health Corp.
5,015,334
2.4
10,028
Elevance Health, Inc.
2,935,697
1.4
17,642  GE HealthCare
Technologies, Inc.
1,255,757
0.6
21,237
(1)
Henry Schein, Inc.
1,565,167
0.7
4,763
Humana, Inc.
825,857
0.4
12,321
(1)
ICON PLC
1,363,442
0.6
7,668
(1)
IQVIA Holdings, Inc.
1,307,701
0.6
11,729
Johnson & Johnson
2,867,037
1.4
22,322
Medtronic PLC
1,934,201
0.9
40,523
Merck & Co., Inc.
4,874,512
2.3
28,772  Novo Nordisk A/S
- Class B
1,052,897
0.5
2,732  Regeneron
Pharmaceuticals, Inc.
2,110,852
1.0
63,768
Sanofi, ADR
3,072,342
1.5
8,979  UnitedHealth Group,
Inc.
2,429,628
1.1
36,433,185
17.2
Industrials : 11.8%
4,043
Caterpillar, Inc.
2,864,304
1.3
9,299
Eaton Corp. PLC
3,325,973
1.6
25,740
Emerson Electric Co.
3,372,455
1.6
11,961
FedEx Corp.
4,260,269
2.0
25,439  Johnson Controls
International PLC
3,331,237
1.6
32,831
Textron, Inc.
2,874,682
1.3
34,698
TransUnion
2,400,755
1.1
10,660  Westinghouse Air
Brake Technologies
Corp.
2,664,041
1.3
25,093,716
11.8
Information Technology : 9.7%
62,384
Cisco Systems, Inc.
4,840,374
2.3
48,996  Cognizant Technology
Solutions Corp. - Class
A
3,005,905
1.4
70,080
(1)
DXC Technology Co.
880,906
0.4
3,881
(1)
F5, Inc.
1,122,890
0.5
31,742
(1)
Intel Corp.
1,400,774
0.7
14,293
Microsoft Corp.
5,290,840
2.5
14,412  NXP Semiconductors
NV
2,837,146
1.3
8,978
Qualcomm, Inc.
1,156,187
0.6
20,535,022
9.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 2.9%
17,826
Corteva, Inc.
$ 1,492,215
0.7
36,127  International Flavors &
Fragrances, Inc.
2,621,014
1.2
58,496
International Paper Co.
2,088,307
1.0
6,201,536
2.9
Real Estate : 1.1%
33,521
Invitation Homes, Inc.
832,997
0.4
8,265  SBA Communications
Corp.
1,422,489
0.7
2,255,486
1.1
Utilities : 4.1%
43,688
Dominion Energy, Inc.
2,700,792
1.3
23,428
Evergy, Inc.
1,919,222
0.9
42,273
Sempra Energy
4,107,667
1.9
8,727,681
4.1
Total Common Stock
(Cost $167,316,667)
206,256,573
97.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.7%
Mutual Funds : 2.7%
5,642,858
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $5,642,858) $ 5,642,858 2.7
Total Short-Term
Investments
(Cost $5,642,858)
5,642,858
2.7
Total Investments in
Securities
(Cost $172,959,525) $ 211,899,431 100.1
Liabilities in Excess
of Other Assets (159,133) (0.1)
Net Assets $ 211,740,298 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 15,998,495 $ 742,545 $ — $ 16,741,040
Consumer Discretionary 11,770,309 — — 11,770,309
Consumer Staples 12,075,019 5,097,026 — 17,172,045
Energy 18,489,212 1,777,304 — 20,266,516
Financials 41,060,037 — — 41,060,037
Health Care 33,177,153 3,256,032 — 36,433,185
Industrials 25,093,716 — — 25,093,716
Information Technology 20,535,022 — — 20,535,022
Materials 6,201,536 — — 6,201,536
Real Estate 2,255,486 — — 2,255,486
Utilities 8,727,681 — — 8,727,681
Total Common Stock 195,383,666 10,872,907 — 206,256,573
Short-Term Investments 5,642,858 — — 5,642,858
Total Investments, at fair value $ 201,026,524 $ 10,872,907 $ — $ 211,899,431
Other Financial Instruments+
Forward Foreign Currency Contracts — 104,460 — 104,460
Total Assets $ 201,026,524 $ 10,977,367 $ — $ 212,003,891
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (4,507) $ — $ (4,507)
Total Liabilities $ — $ (4,507) $ — $ (4,507)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following forward foreign currency contracts were outstanding for VY
®
Invesco Comstock Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 3,105,154 CAD 4,256,747 CIBC World Markets Corp. 04/30/26 $ 41,400
GBP 71,515 USD 95,556 CIBC World Markets Corp. 04/30/26 (903)
USD 2,975,061 GBP 2,215,277 Deutsche Bank AG 04/30/26 43,048
GBP 71,515 USD 95,588 Goldman Sachs International 04/30/26 (935)
GBP 118,346 USD 158,122 Goldman Sachs International 04/30/26 (1,486)
USD 3,686,642 EUR 3,168,335 Royal Bank of Canada 04/30/26 19,322
USD 115,381 GBP 86,654 Royal Bank of Canada 04/30/26 690
GBP 99,265 USD 131,701 Royal Bank of Canada 04/30/26 (319)
CAD 99,796 USD 72,355 Royal Bank of Canada 04/30/26 (528)
USD 61,501 CAD 85,542 State Street Bank and Trust Co. 04/30/26 (67)
USD 90,931 EUR 78,791 State Street Bank and Trust Co. 04/30/26 (269)
$ 99,953

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 49,654,351
Gross Unrealized Depreciation (10,714,445)
Net Unrealized Appreciation $ 38,939,906